Statement of Additional Information Supplement dated January 26, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:

Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Basic Value Fund
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Capital Development Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Diversified Income Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Global Real Estate Fund
Invesco V.I. Government Securities Fund
Invesco V.I. High Yield Fund
Invesco V.I. International Growth Fund
Invesco V.I. Leisure Fund
Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Money Market Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Technology Fund
Invesco V.I. Utilities Fund

Effective December 17, 2011, all references to Lance A. Rejsek in the table in “APPENDIX C — Trustees and Officers” in the Statement of Additional Information are hereby removed and replaced with the following information:
“Officers

Number of
Funds in
	Trustee		Fund
Name, Year of Birth and	and/or		Complex	Other Trusteeship(s)
Position(s) Held with the	Officer	Principal Occupation(s) During Past 5	Overseen by	/Directorship(s) Held by
Trust	Since	Years	Trustee	Trustee/Director
Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp. and Van Kampen Funds Inc.	N/A	N/A”
Effective as of the close of business on December 31, 2011, Mr. Bob Baker resigned as a trustee of each Fund and any reference to Mr. Baker serving as a trustee or committee member are hereby removed.
AVIF-SUP-3 012612

Statement of Additional Information Supplement dated January 26, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:

Invesco V.I. Dividend Growth Fund
Invesco V.I. High Yield Securities Fund
Invesco V.I. S&P 500 Index Fund
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Invesco Van Kampen V.I. Capital Growth Fund
Invesco Van Kampen V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund
Invesco Van Kampen V.I. Global Value Equity Fund
Invesco Van Kampen V.I. Growth and Income Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Mid Cap Value Fund

Effective December 17, 2011, all references to Lance A. Rejsek in the table in “APPENDIX C — Trustees and Officers” in the Statement of Additional Information are hereby removed and replaced with the following information:
“Officers

Number of
Funds in
	Trustee		Fund
Name, Year of Birth and	and/or		Complex	Other Trusteeship(s)
Position(s) Held with the	Officer	Principal Occupation(s) During Past 5	Overseen by	/Directorship(s) Held by
Trust	Since	Years	Trustee	Trustee/Director
Yinka Akinsola — 1977 Anti-Money Laundering Compliance Officer	2011	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp. and Van Kampen Funds Inc.	N/A	N/A”
Effective as of the close of business on December 31, 2011, Mr. Bob Baker resigned as a trustee of each Fund and any reference to Mr. Baker serving as a trustee or committee member are hereby removed.
AVIF-MSVK -SUP-3012612